Related Party Transactions	12 Months Ended
Dec. 31, 2025
MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]
Related Party Transactions [Abstract]
Related Party Transactions
Note 6 - Related Party Transactions

The Plan provides participants the election of an investment in Magnera Corporation’s common stock through the Stock Fund, a unitized company stock fund. As of December 31, 2025 and 2024, the Plan held common stock issued by the Company as follows:

	Years Ended December 31,
	2025	2024
Shares of Magnera Corporation common stock	8,138	11,383
Fair value	$123,209	$206,829

For the years ended December 31, 2025 and 2024, recordkeeping and investment management fees were netted against net depreciation/appreciation in the Statements of Changes in Net Assets Available for Benefits.

The following table sets forth information related to the Plan's investments in the Stock Fund.

	Years Ended December 31,
	2025	2024
Units of the Stock Fund	91,266	128,465
Per-unit price	$1.35	$1.61
Equivalent shares of Magnera Corporation common stock	8,138	11,383
Assets held in this fund are expressed in terms of units and not shares of stock. Each unit represents a proportionate interest in all of the assets of this fund. The value of each participant's account is determined each business day by the number of units to the participant's credit, multiplied by the current unit value. The return on the participant's investment is based on the value of units, which, in turn, is determined by the market price of Magnera Corporation common stock and by the interest earned on a percentage of the fund's market value held in a money market fund. Magnera Corporation common stock held by the Plan as of the end of 2025 and 2024 had a market value of $124,570 and $210,593, respectively, invested in the Stock Fund. A percentage of the total market value of the Stock Fund is held in a money market fund to facilitate daily participant trading.

Certain investments in the Plan are in shares of mutual funds and a money market fund that are managed by Fidelity Management Company, the trustee of the Plan.

In addition, the Plan issues notes receivable to participants, which are secured by up to 50% of the balances in the respective participants' accounts.

The above related-party transactions qualify as party-in-interest transactions. All other transactions which may be considered party-in-interest transactions relate to normal Plan management and administrative services, and the related payment of fees.

Purchases made by the Plan for the investment in the Company’s common stock amounted to $0 and $10 for the years ended December 31, 2025 and 2024, respectively. Sales made by the Plan for the investment in the Company’s common stock amounted to $43,581 and $38,656 for the years ended December 31, 2025 and 2024, respectively.

On December 14, 2022, the Compensation Committee approved an amendment to the Plan whereby, effective as of January 17, 2023, the Stock Fund was frozen to new contributions and participation.